Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000017156 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | HealthEquity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017156 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017156 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017156 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017156 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017156 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017156 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017156 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017156 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017156 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017156 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017156 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017156 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017156 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017156 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | HealthEquity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017157 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017157 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017157 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017157 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017157 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017157 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017157 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017157 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017157 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017157 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017157 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017157 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017157 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017157 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%